Investments, Equity Method and Joint Ventures	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Joint Ventures	Equity-Accounted Joint Ventures
a)A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2024			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (ix)	2024 $	2023 $
Angola Joint Venture (i)	33%	4	—	—	85,961	121,935
Bahrain LNG Joint Venture (ii)	30%	—	1	—	87,973	90,298
Exmar LPG Joint Venture (iii)	50%	18	—	12	187,860	160,158
MALT Joint Venture (iv)	52%	6	—	—	314,332	292,545
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	87,777	88,651
RasGas III Joint Venture (vi)	40%	4	—	—	117,995	130,124
Yamal LNG Joint Venture (vii)	50%	6	—	—	466,472	430,120
Other	50%	—	—	—	8	8
		42	1	12	1,348,378	1,313,839
Less credit loss provision					(1,800)	(2,100)
Investments in and advances to equity-accounted joint ventures, net					1,346,578	1,311,739

(i)Angola Joint Venture
As at December 31, 2024, the Company has a 33% ownership interest in an LNG-related joint venture with NYK (33%) and Mitsui & Co., Ltd. (34%) (or the Angola Joint Venture). The Angola Joint Venture owns four 160,400-cubic meter LNG carriers.
(ii)Bahrain LNG Joint Venture
In December 2015, the Company (30%) entered into a joint venture agreement with the Bahrain Petroleum Company (30%), Gulf Investment Corporation (24%) and Samsung C&T Corporation (16%) to form the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and is owned and operated under a 20-year customer contract. In addition, the Company has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2024 and 2023, the Company had advanced $73.4 million to the Bahrain LNG Joint Venture. These advances bear interest at 6.0%. For the years ended December 31, 2024, 2023 and 2022, the interest earned on these loans amounted to $5.8 million, $5.5 million, and $5.1 million, respectively, and is included in interest income in the Company’s consolidated statements of (loss) income. As at December 31, 2024 and 2023, the interest receivable on these advances was $26.4 million and $20.6 million, respectively. These amounts are included in the table above.
(iii)Exmar LPG Joint Venture
As at December 31, 2024, the Company has a 50% ownership interest in an LPG-related joint venture with Exmar (or the Exmar LPG Joint Venture). The Company has guaranteed its 50% share of secured loan facilities in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities as at December 31, 2024 was $190.7 million (December 31, 2023 – $189.6 million). In addition, the Company has guaranteed its 50% share of the bareboat rentals related to a six-vessel tax lease financing arrangement in the Exmar LPG Joint Venture. Pursuant to this arrangement, the Company's 50% share of the bareboat rentals will be used to pay the Company's 50% share of interest and principal on secured loan facilities, of which $7.3 million had been drawn down as at December 31, 2024. Furthermore, the bareboat rentals are based on tax assumptions at the inception of the arrangement, and if there is an adverse change in the tax assumptions after closing of the arrangement, the financing provider is entitled to increase the bareboat rentals. As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2024 was $0.7 million (December 31, 2023 – $0.9 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. As at December 31, 2024, the unamortized amount of the basis difference was $8.4 million (December 31, 2023 – $10.0 million).
(iv)MALT Joint Venture
As at December 31, 2024, the Company has a 52% ownership interest in an LNG-related joint venture with Marubeni Corporation (or the MALT Joint Venture). Since control of the MALT Joint Venture is shared jointly between Marubeni and the Company, the Company accounts for its investment in the MALT Joint Venture using the equity method. The Company has guaranteed its 52% share of certain of the MALT Joint Venture's secured loan facilities and an interest rate swap, for which the aggregate of the principal amount of the secured loan facilities and fair value of the interest rate swap as at December 31, 2024 was $82.6 million (December 31, 2023 – $95.6 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2024 was $0.3 million (December 31, 2023 – $0.3 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
The Company recognized an impairment of its investment in the MALT Joint Venture of $86.9 million, which is included in equity income for the year ended December 31, 2022 in the Company's consolidated statement of (loss) income. The impairment was the result of the Company's updated expectations about future investments via the MALT Joint Venture as well as the uncertainty surrounding the future of the Balhaf LNG plant in Yemen as it relates to the two vessels of the MALT Joint Venture that were previously servicing this plant. The MALT Joint Venture is part of the Company's LNG Segment. The Company used a discounted cash flow approach to value its investment in the MALT Joint Venture. The significant unobservable inputs used within the valuation consisted of a revenue assumption of $70,300 per day per vessel for periods beyond existing customer contracts and a discount rate of 8.0%. As a result of the impairment, the Company's proportionate share of the carrying value of the MALT Joint Venture's net assets exceeded the Company's carrying value of its investment in the MALT Joint Venture, which was attributed to vessels of the MALT Joint Venture. At December 31, 2024, the unamortized amount of the basis difference was $71.2 million (December 31, 2023 - $74.8 million).
(v)Pan Union LNG Joint Venture
As at December 31, 2024, the Company has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its Pan Union LNG Joint Venture.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Pan Union LNG Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. At December 31, 2024, the unamortized amount of the basis difference was $8.0 million (December 31, 2023 – $8.7 million).
(vi)RasGas III Joint Venture
As at December 31, 2024, the Company has a 40% ownership interest in the RasGas III Joint Venture, and the remaining 60% is held by Qatar Gas Transport Company Ltd.
(vii)Yamal LNG Joint Venture
As at December 31, 2024, the Company has a 50% ownership interest in the Yamal LNG Joint Venture, which has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia.
The Company has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate of the principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2024 was $578.7 million (December 31, 2023 – $620.9 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2024 was $0.3 million (December 31, 2023 – $0.4 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
(viii)Excalibur Joint Venture
In September 2022, the Company sold its 50% ownership interest in an LNG-related joint venture with Exmar NV (or Exmar) (or the Excalibur Joint Venture) which owned one LNG carrier that was included in the Company's LNG segment. At the time of the sale, the Company's ownership interest had a net book value $5.3 million. The Company received net proceeds of $8.8 million, resulting in a gain on sale of $3.5 million, which is included in equity income for the year ended December 31, 2022, in the Company's consolidated statement of (loss) income.
(ix)Includes six NGL carriers that are scheduled to be in-chartered beginning in 2026.

b)The Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture are considered VIEs; however, the Company is not the primary beneficiary and therefore, the Company has not consolidated these entities. The Company’s exposure to loss as a result of its investments in the Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture is the amounts it has invested in and advanced to these joint ventures, which are $86.0 million, $88.0 million, $118.0 million and $466.5 million, respectively, as at December 31, 2024. In addition, the Company provides an owner's guarantee in respect of the charters for the Angola Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture; and guarantees the credit facilities and interest rate swaps of the Yamal LNG Joint Venture as described above.
c)The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Exmar LPG Joint Venture and the Pan Union LNG Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture (until its sale in September 2022), the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union LNG Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and exclude the recognition of the other-than-temporary impairment of the Company's investment of the MALT Joint Venture (2022) and the subsequent amortization of the basis differences caused by these impairments.

	December 31, 2024 $	December 31, 2023 $
Cash and restricted cash – current	508,119	593,510
Other assets – current	262,791	270,807
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,514,549	2,543,897
Net investments in direct financing and sales-type leases – non-current	3,899,674	4,067,526
Other assets – non-current	350,647	328,061
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	673,714	636,559
Other liabilities – current	211,451	259,353
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,776,498	4,019,421
Other liabilities – non-current	71,205	87,824

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Voyage revenues	1,016,277	1,041,655	998,412
Income from vessel operations	536,649	604,979	589,595
Realized and unrealized gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	27,718	5,080	80,359
Other equity-accounted joint ventures	4,491	302	31,418
Net income	246,978	323,562	494,999

d)As described in Note 7a, the Company guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for certain of its equity-accounted joint ventures. As at December 31, 2024, all of the Company's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that the Company guarantees.